EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
3. EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2018	2017	2016
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$242,932	$208,221	$182,810
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	19,792	17,430	14,806
Earnings allocated to Watsco, Inc. shareholders	$223,140	$190,791	$168,004
Weighted-average common shares outstanding - Basic	34,319,890	32,824,947	32,582,385
Basic earnings per share for Common and Class B common stock	$6.50	$5.81	$5.16
Allocation of earnings for Basic:
Common stock	$206,355	$175,667	$154,021
Class B common stock	16,785	15,124	13,983
	$223,140	$190,791	$168,004
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$242,932	$208,221	$182,810
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	19,788	17,427	14,801
Earnings allocated to Watsco, Inc. shareholders	$223,144	$190,794	$168,009
Weighted-average common shares outstanding - Basic	34,319,890	32,824,947	32,582,385
Effect of dilutive stock options	54,379	37,686	34,119
Weighted-average common shares outstanding - Diluted	34,374,269	32,862,633	32,616,504
Diluted earnings per share for Common and Class B common stock	$6.49	$5.81	$5.15
Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2018, 2017 and 2016, our outstanding Class B common stock was convertible into 2,581,627, 2,601,996 and 2,711,811 shares of our Common stock, respectively.
Diluted earnings per share excluded 74,270, 11,664 and 31,839 shares for the years ended December 31, 2018, 2017 and 2016, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.